Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001879248
Document Type	6-K/A
Entity File Number	001-41188
Entity Registrant Name	ADS-TEC Energy Public Limited Company
Amendment Description	ADS-TEC ENERGY PLC (the “Company”) is amending its Report of Foreign Issuer on Form 6-K originally furnished to the U.S. Securities and Exchange Commission (the “SEC”) on April 13, 2026 (as amended “this 6-K”) solely for the purpose of providing the unaudited interim consolidated financial statements contained therein with the relevant Interactive Data Files in Inline XBRL format.
Amendment Flag	true
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31